TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Examination [Line Items]
Provision for income taxes	$ 339,414	$ 351,179	$ 1,002,298
Effective income tax rate	25.00%	25.00%	25.00%
Income tax description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s subsidiary, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In December 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by December 1, 2023.
Increase decrease in income taxes	$ 1,311,877	$ 234,101	$ 667,258
Tax holidays on net income per share	$ 0.48	$ 0.25	$ 37.5
Deferred tax assets valuation allowance	$ 864,916	$ 427,963
High And New Technology Enterprises [Member]
Income Tax Examination [Line Items]
Effective income tax rate	15.00%
CHINA
Income Tax Examination [Line Items]
Effective income tax rate	25.00%
Tea Essence [Member] | HONG KONG
Income Tax Examination [Line Items]
Effective income tax rate	16.50%
Provision for income taxes	$ 0	$ 0	$ 0